Convertible Loans	12 Months Ended
Dec. 31, 2023
Convertible Loans [Abstract]
CONVERTIBLE LOANS
20.	CONVERTIBLE LOANS

On August 10, 2020, the Group issued a convertible loan of US$4,000,000 (“2020 Convertible Loan”) to a company controlled by a shareholder with significant influence over the Company which had a term of 12 months and a coupon rate of 12% per annum. On October 14, 2021, pursuant to an amendment and restatement agreement, the 2020 Convertible Loan was extended for a period of 12 months with the principal amount on the extended convertible loan (“Extended Convertible Loan”) being the principal amount plus the accrued interest of the 2020 Convertible Loan. The Extended Convertible Loan did not have any coupon, but had an exit premium and an establishment fee of 20% and 3% respectively on the principal of the loan payable by the Company upon the maturity or early repayment of the Extended Convertible Loan upon the exercise of redemption right by the loan holders upon the occurrence of certain capital events. The redemption right is accounted for as an embedded derivative and bifurcated from the financial liability host contract.

For both the 2020 Convertible Loan and the Extended Convertible Loan, the loan holders may convert all or any portion of the outstanding loan at a conversion price of US$10,000 per ordinary share and this conversation option is accounted for as an equity component which is assessed to be immaterial.

On April 27, 2022, pursuant to the convertible loan note purchase agreement, the Group issued other convertible loans with the total principal amount of US$37,017,318, including an aggregate principal amount of US$19,383,318 being issued to shareholders and companies controlled by a shareholder with significant influence over the Company, and key management personnel, with maturity period of 4 years (“2022 Convertible Loans”) to replace the Extended Convertible Loan and the unsettled bridge loan (see note 21) with their respective accrued and unpaid finance costs, as well as for additional cash proceeds of US$12,656,069. The 2022 Convertible Loans had coupon rates of 9% per annum, 10% per annum, 11% per annum and 12% per annum for each of the 1st to 4th anniversary from the issuance date of the convertible loans, respectively. The 2022 Convertible Loans are convertible into preference shares or ordinary shares of the Company upon certain capital and fund raising events on a variable conversion price which depended on the price of shares offered by the Company to the investors in such capital and fund raising event. The conversion option is accounted for as an embedded derivative and bifurcated from the financial liability host contract.

On October 14, 2022, the conversion price of the 2022 Convertible Loans was amended and all of the 2022 Convertible Loans were converted into 4,758,252 Preference Shares of the Company.

(a)	The movements of the liability component and derivative component from the redemption right of the Extended Convertible Loan are as follows:

Extended Convertible Loan - liability component

2022
US$

As at January 1	4,294,265
Finance costs	506,327
Extinguished during the year	(4,800,592)

As at December 31	-

Extended Convertible Loan – derivative component

2022
US$

As at January 1	589,731
Change in fair value	145,957
Extinguished during the year	(735,688)

As at December 31	-

(b)	The movements of the liability component and derivative component from the conversion feature of the 2022 Convertible Loans are as follows:

2022 Convertible Loans - liability component

2022
US$

As at January 1	-
Issued during the year	26,993,304
Finance costs	2,387,723
Converted during the year	(29,381,027)

As at December 31	-

2022 Convertible Loans - derivative component

2022
US$

As at January 1	-
On initial recognition	10,024,014
Change in fair value	158,548
Exercised during the year	(10,182,562)

As at December 31	-

During the year ended December 31, 2022, the Group used the market approach to determine the underlying equity value of the Company and the binomial option pricing model to determine the fair values of the derivative components, which represented the conversion feature of the 2022 Convertible Loans on the date of initial recognition and on the date of conversion. The following table lists the inputs to the model used for the year ended December 31, 2022:

2022
Risk-free rate (%)	2.8 – 4.5
Volatility (%)	62
Dividend yield (%)	-